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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   MARCH 31, 2005
                                                 --------------


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     LUMINUS MANAGEMENT, LLC
Address:  494 8TH AVENUE
          20TH FLOOR
          NEW YORK, NEW YORK 10010


Form 13F File Number: 28-10672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARK BRENNAN
Title:   TREASURER
Phone:   732-249-6750

Signature, Place, and Date of Signing:

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
/s/ MARK BRENNAN                              EAST BRUNSWICK, NEW JERSEY         MAY 9, 2005
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             [Signature]                             [City, State]                  [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          23
                                                 --

Form 13F Information Table Value Total:          $323,556
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                                                (thousands)

List of Other Included Managers:                NONE
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                                                        FORM 13F INFORMATION TABLE
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           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
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                                                                                                                 VOTING AUTHORITY
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                                  TITLE OF               VALUE   SHRS OR PRN  SH/  PUT/  INVESTMENT   OTHER
        NAME OF ISSUER             CLASS       CUSIP    (X1000)     AMOUNT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
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
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1.  American Elec Pwr Inc           COM      025537101   22,690     666,200    SH           Sole         0     666,200    0      0
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2.  Aquila Inc                      COM      03840P102    6,366   1,662,200    SH           Sole         0   1,662,200    0      0
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3.  Aquila Inc                   PIES 6.75%  03840P409    2,258      65,000    SH           Sole         0      65,000    0      0
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4.  Cheniere Energy Inc             COM      16411R208    4,238      65,700    SH           Sole         0      65,700    0      0
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5.  Cinergy Corp                    COM      172474108   18,274     451,000    SH           Sole         0     451,000    0      0
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6.  CMS Energy Corp                 COM      125896100   16,485   1,264,200    SH           Sole         0   1,264,200    0      0
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7.  Constellation Energy Group I    COM      210371100   15,458     299,000    SH           Sole         0     299,000    0      0
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8.  Danielson Hldg Corp             COM      236274106    6,477     375,500    SH           Sole         0     375,500    0      0
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9.  Dominion Res Inc VA New         COM      25746U109   25,923     348,300    SH           Sole         0     348,300    0      0
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10. DPL Inc                         COM      233293109   24,773     990,950    SH           Sole         0     990,950    0      0
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11. Dynegy Inc New                  COM      26816Q101    3,895     996,300    SH           Sole         0     996,300    0      0
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12. Edison Intl                     COM      281020107   27,442     790,400    SH           Sole         0     790,400    0      0
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13. El Paso Elec Co                 COM      286377854    3,513     184,900    SH           Sole         0     184,900    0      0
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14. Exelon Corp                     COM      30161N101   28,708     625,600    SH           Sole         0     625,600    0      0
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15. NRG Energy Inc                  COM      629377508    1,506      44,100    SH           Sole         0      44,100    0      0
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16. Northwestern Corp               COM      668074305    1,266      48,046    SH           Sole         0      48,046    0      0
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17. PG&E Corp                       COM      69331C108   26,570     779,205    SH           Sole         0     779,205    0      0
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18. PPL Corp                        COM      69351T106   23,885     442,400    SH           Sole         0     442,400    0      0
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19. Sempra Energy                   COM      816851109   22,318     560,200    SH           Sole         0     560,200    0      0
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20. TXU Corp                        COM      873168108   31,501     395,600    SH           Sole         0     395,600    0      0
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21. TXU Corp                        CALL     873168908       68          35    SH   CALL    Sole         0          35    0      0
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22. Unisource Energy Corp           COM      909205106    9,414     304,000    SH           Sole         0     304,000    0      0
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23. Williams Cos Inc Del            COM      969457100      517      27,500    SH           Sole         0      27,500    0      0
                                                        -------
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                                                        323,556
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